Annual Fund Operating Expenses - Class ACRR6IS [Member] - DWS International Growth Fund	Aug. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.35%	[1]
Expenses (as a percentage of Assets)	1.21%
Fee Waiver or Reimbursement	(0.02%)
Net Expenses (as a percentage of Assets)	1.19%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.98%
Other Expenses (as a percentage of Assets):	0.62%	[1]
Expenses (as a percentage of Assets)	2.22%
Fee Waiver or Reimbursement	(0.28%)
Net Expenses (as a percentage of Assets)	1.94%
INST Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%	[1]
Expenses (as a percentage of Assets)	0.92%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.92%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.31%	[1]
Expenses (as a percentage of Assets)	0.93%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.93%

[1]	“Other expenses” are restated to exclude fees related to proxy expenses. “Other expenses” would have been 0.36%, 0.63%, 0.31% and 0.32% for Class A, Class C, Institutional Class and Class S, respectively, had proxy expenses been included.